UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        October 21, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           52
Form 13F Information Table Value Total:     $181,706
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                     OF               VALUE     SHRS OR            INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP   (X$1000)    PRN AMT    SH/ PRN DISCRETIONSOLE SHARED  NONE
EXXON MOBIL CORPORATION             COM   30231G102     8,557       117,812   SH      SOLE                 117,812
INTERNATIONAL BUSINESS MACHINE      COM   459200101     8,359        47,800   SH      SOLE                  47,800
ORACLE CORP                         COM   68389X105     7,013       244,000   SH      SOLE                 244,000
UNION PACIFIC CORPORATION           COM   907818108     6,934        84,906   SH      SOLE                  84,906
WAL-MART STORES                     COM   931142103     6,764       130,324   SH      SOLE                 130,324
PEPSICO INCORPORATED                COM   713448108     6,667       107,700   SH      SOLE                 107,700
CATERPILLAR TRACTOR CO              COM   149123101     6,587        89,200   SH      SOLE                  89,200
BHP BILLITON LTD - SPON ADR         ADR   088606108     6,033        90,800   SH      SOLE                  90,800
PHILIP MORRIS INTERNATIONAL         COM   718172109     5,708        91,500   SH      SOLE                  91,500
ROYAL DUTCH SHELL PLC - ADR A       ADR   780259206     5,660        92,000   SH      SOLE                  92,000
PROCTER & GAMBLE CO                 COM   742718109     5,604        88,700   SH      SOLE                  88,700
BERKSHIRE HATHAWAY                  COM   084670108     5,554            52   SH      SOLE                      52
SCHLUMBERGER LTD                    COM   806857108     5,262        88,100   SH      SOLE                  88,100
INTEL CORP                          COM   458140100     5,240       245,600   SH      SOLE                 245,600
AMERICAN EXPRESS COMPANY            COM   025816109     4,252        94,700   SH      SOLE                  94,700
MEAD JOHNSON NUTRITION CO           COM   582839106     4,240        61,600   SH      SOLE                  61,600
ABBOTT LABS                         COM   002824100     4,076        79,700   SH      SOLE                  79,700
COVIDIEN LTD                        COM   G2554F105     3,987        90,400   SH      SOLE                  90,400
3M COMPANY                          COM   88579Y101     3,590        50,000   SH      SOLE                  50,000
AMETEK INC                          COM   031100100     3,538       107,300   SH      SOLE                 107,300
GENERAL ELECTRIC COMPANY            COM   369604103     3,478       228,500   SH      SOLE                 228,500
JM SMUCKER CO                       COM   832696405     3,375        46,300   SH      SOLE                  46,300
EMERSON ELECTRIC CO                 COM   291011104     3,135        75,900   SH      SOLE                  75,900
ENBRIDGE INC.                       COM   29250N105     3,001        94,000   SH      SOLE                  94,000
MEDCO HEALTH SOLUTIONS INC          COM   58405U102     2,917        62,200   SH      SOLE                  62,200
CME GROUP INC                       COM   12572Q105     2,809        11,400   SH      SOLE                  11,400
YUM BRANDS INC                      COM   988498101     2,746        55,600   SH      SOLE                  55,600
ILLINOIS TOOL WORKS                 COM   452308109     2,746        66,000   SH      SOLE                  66,000
VISA INC/A                          COM   92826C839     2,734        31,900   SH      SOLE                  31,900
CISCO SYSTEMS INC                   COM   17275R102     2,647       170,800   SH      SOLE                 170,800
PRAXAIR INC                         COM   74005P104     2,515        26,900   SH      SOLE                  26,900
TARGET CORP                         COM   87612E106     2,486        50,700   SH      SOLE                  50,700
KOHL'S CORP                         COM   500255104     2,435        49,600   SH      SOLE                  49,600
LOWE'S CORP                         COM   548661107     2,398       124,000   SH      SOLE                 124,000
MERCK & CO.                         COM   58933Y105     2,358        72,100   SH      SOLE                  72,100
BP P.L.C.                           COM   055622104     2,311        64,082   SH      SOLE                  64,082
HSBC HOLDINGS PLC-SPONS ADR         ADR   404280406     2,301        60,500   SH      SOLE                  60,500
ENBRIDGE ENERGY MANAGEMENT LLC      COM   29250X103     2,182        79,381   SH      SOLE                  79,381
PFIZER INC                          COM   717081103     2,120       119,900   SH      SOLE                 119,900
AVON PRODUCTS                       COM   054303102     2,111       107,700   SH      SOLE                 107,700
FRANKLIN RESOURCES                  COM   354613101     2,037        21,300   SH      SOLE                  21,300
HOSPIRA INC                         COM   441060100     1,994        53,900   SH      SOLE                  53,900
ITC HOLDINGS CORP                   COM   465685105     1,603        20,700   SH      SOLE                  20,700
HEWLETT-PACKARD CO.                 COM   428236103     1,567        69,800   SH      SOLE                  69,800
VERISK ANALYTICS INC - CLASS A      COM   92345Y106     1,509        43,400   SH      SOLE                  43,400
TEVA PHARMACEUTICAL INDUSTRIES LTD  COM   881624209     1,493        40,100   SH      SOLE                  40,100
ENSCO PLC                           COM   29358Q109     1,201        29,700   SH      SOLE                  29,700
FLOWSERVE CORP                      COM   34354P105     1,095        14,800   SH      SOLE                  14,800
NALCO HOLDINGS CO                   COM   62985Q101     1,028        29,400   SH      SOLE                  29,400
WEATHERFORD INTERNATIONAL           COM   H27013103       891        73,000   SH      SOLE                  73,000
ALERE INC                           COM   01449J105       521        26,500   SH      SOLE                  26,500
ITRON INC                           COM   465741106       339        11,500   SH      SOLE                  11,500

GRAND TOTALS                                          181,706     4,033,757

